ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.3%
Biotechnology	3.3%
Corteva Inc.		902,047	$53,022,323
Commercial Services	5.8%
Ritchie Bros. Auctioneers Inc.		856,552	49,534,402
TransUnion		755,719	42,887,053
			92,421,455
Diversified Financials	7.9%
Intercontinental Exchange Inc.		547,054	56,122,270
S&P Global Inc.		133,718	44,787,507
Western Union Co.		1,901,270	26,180,488
			127,090,265
Diversified Support Services	3.4%
IAA Inc.(a)		1,372,085	54,883,400
Insurance	4.3%
Aon PLC - Class A		230,364	69,141,451
Internet Software & Services	13.9%
Alphabet Inc. - Class A(a)		471,174	41,571,682
Booking Holdings Inc.(a)		35,450	71,441,676
eBay Inc.		1,101,336	45,672,404
Zillow Group Inc. - Class A(a)		246,710	7,699,819
Zillow Group Inc. - Class C(a)		1,761,148	56,726,577
			223,112,158
Media	12.5%
Fox Corp. - Class A		2,082,973	63,259,890
News Corp. - Class A		3,187,534	58,013,119
News Corp. - Class B		1,438,519	26,526,290
World Wrestling Entertainment Inc. - Class A		762,451	52,243,143
			200,042,442
Pharmaceuticals	13.8%
Bristol-Myers Squibb Co.		1,353,408	97,377,705
Johnson & Johnson		265,952	46,980,421
Novartis AG - REG		859,434	77,694,358
			222,052,484
Software	14.8%
Electronic Arts Inc.		507,165	61,965,420
Microsoft Corp.		177,894	42,662,539
Oracle Corp.		1,010,514	82,599,414
Salesforce Inc.(a)		378,755	50,219,126
			237,446,499
Textiles, Apparel & Luxury Goods	4.3%
Cie Financiere Richemont S.A. - Class A - REG		533,675	69,202,003

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Tobacco	9.8%
British American Tobacco PLC		1,543,921	$61,249,967
Philip Morris International Inc.		949,135	96,061,953
			157,311,920
Toys/Games/Hobbies	3.5%
Nintendo Co. Ltd.		1,344,370	56,667,593
TOTAL COMMON STOCKS (Cost $1,333,480,215)			1,562,393,993
TOTAL INVESTMENTS (Cost $1,333,480,215)	97.3%		1,562,393,993
NET OTHER ASSETS (LIABILITIES)	2.7%		44,070,188
NET ASSETS	100.0%		$1,606,464,181

(a)Non-income producing security.

Abbreviations:
REG – Registered
At December 31, 2022, the Fund’s investments were concentrated in the following countries:
Country Allocation	Percentage of Net Assets
United States	77.7%
Switzerland	9.2
United Kingdom	3.8
Japan	3.5
Canada(b)	3.1
Total	97.3%

(b)Ritchie Bros. Auctioneers is incorporated in Canada; however, its primary listing is on the New York Stock Exchange (NYSE) in the United States. We therefore define Ritchie Bros. Auctioneers as a United States equity, consistent with the terms set out in the prospectus.
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